Note 19 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value adjustments (note 4)	$ (6,487)	$ (591)
Balance	50,300
Less: current portion	18,657	4,884
Non-current portion	31,643	27,382
Fair Value, Inputs, Level 3 [Member]
Balance	32,266	29,119
Amounts recognized on acquisitions	21,477	12,056
Fair value adjustments (note 4)	1,054	(4,591)
Resolved and settled in cash	(6,169)	(1,434)
Other	1,672	(2,884)
Balance	50,300	32,266
Less: current portion	18,657	4,884
Non-current portion	$ 31,643	$ 27,382